Allowance for Credit Losses and Credit Quality - Schedule of Allowance for Loan Losses for Covered and Non-Covered Loan Portfolios (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Allowance for credit losses
Allowance for loan losses at beginning of period	$ 138,378	$ 130,131	$ 143,074
Provision for loan losses before benefit attributable to FDIC loss share agreements	42,927	29,548	14,800
Adjustment attributable to FDIC loss share arrangements	(1,497)	(1,360)	(4,260)
Net provision for loan losses	44,424	30,908	19,060
Transfer of balance to OREO and other	(2,781)	(10,419)	(22,157)
Loans charged off	(39,839)	(17,301)	(11,983)
Recoveries	6,034	6,419	6,397
Allowance for loan losses at end of period	144,719	138,378	130,131
Reserve For Unfunded Commitments
Reserve for unfunded commitments at beginning of period	14,145	11,801	11,147
Provision for (Reversal of) unfunded lending commitments	(2,904)	2,344	654
Reserve for unfunded commitments at end of period	11,241	14,145	11,801
Allowance for credit losses at end of period	155,960	152,523	141,932
Legacy Loans
Allowance for credit losses
Allowance for loan losses at beginning of period	93,808	76,174	67,342
Provision for loan losses before benefit attributable to FDIC loss share agreements	44,791	27,711	14,274
Adjustment attributable to FDIC loss share arrangements	0	0	0
Net provision for loan losses	44,791	27,711	14,274
Transfer of balance to OREO and other	(9)	0	0
Loans charged off	(38,055)	(15,778)	(11,312)
Recoveries	5,034	5,701	5,870
Allowance for loan losses at end of period	105,569	93,808	76,174
Reserve For Unfunded Commitments
Reserve for unfunded commitments at beginning of period	14,145	11,801	11,147
Provision for (Reversal of) unfunded lending commitments	(2,904)	2,344	654
Reserve for unfunded commitments at end of period	11,241	14,145	11,801
Allowance for credit losses at end of period	116,810	107,953	87,975
Acquired Loans
Allowance for credit losses
Allowance for loan losses at beginning of period	44,570	53,957	75,732
Provision for loan losses before benefit attributable to FDIC loss share agreements	(1,864)	1,837	526
Adjustment attributable to FDIC loss share arrangements	(1,497)	(1,360)	(4,260)
Net provision for loan losses	(367)	3,197	4,786
Transfer of balance to OREO and other	(2,772)	(10,419)	(22,157)
Loans charged off	(1,784)	(1,523)	(671)
Recoveries	1,000	718	527
Allowance for loan losses at end of period	39,150	44,570	53,957
Reserve For Unfunded Commitments
Reserve for unfunded commitments at beginning of period	0	0	0
Provision for (Reversal of) unfunded lending commitments	0	0	0
Reserve for unfunded commitments at end of period	0	0	0
Allowance for credit losses at end of period	$ 39,150	$ 44,570	$ 53,957